Note 9 - Production Costs (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of components for cost of sales [text block]
	2019	2018	2017

Salaries and wages	13,905	13,160	13,440
Cash-settled share-based payments (note 27.1(a))	107	43	311
Consumable materials	13,020	12,143	9,916
Electricity costs	6,383	9,313	8,701
Site restoration	-	84	58
Pre-feasibility exploration cost	301	411	410
Safety	525	592	323
On mine administration	2,159	3,569	3,004
Other production cost	-	-	17
	36,400	39,315	36,180